Other Non-Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Accrued Liabilities [Line Items]
Defined benefit pension obligations, net (note 9)	$ 7,466	$ 3,536
Other non-current liabilities	4,654	3,384
Other liabilities, noncurrent	13,179	11,198
Personnel Related
Schedule of Accrued Liabilities [Line Items]
Other liabilities, noncurrent	$ 1,059	$ 4,278